Recent accounting pronouncements	12 Months Ended
Dec. 31, 2021
Recent accounting pronouncements

4.	Recent accounting pronouncements

IFRS Pronouncements issued but not yet effective

(a) IAS 37, Provisions, Contingent Liabilities and Contingent Assets (“IAS 37”)

The amendment to IAS 37 clarifies the meaning of costs to fulfil a contract and that before a separate provision for an onerous contract is established, an entity recognizes any impairment loss that has occurred on assets used in fulfilling the contract, rather than on assets dedicated to the contract. This amendment will be effective for annual periods beginning on or after January 1, 2022. The Company is currently evaluating this guidance and the impacts that the amendments may have on the Company’s consolidated financial statements.